Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

28.Subsequent events

In the preparation of the consolidated and combined financial statements, the Company has evaluated the events and transactions for their recognition or disclosure subsequent to December 31, 2021, and until April 28, 2022 (date of issuance of the consolidated and combined financial statements), and except as noted below, has not identified subsequent significant events:

On January 18, 2022, Betterware entered into an agreement to acquire 100% of JAFRA´s (“JAFRA”) operations in Mexico and United States from the Vorwerk Group based in Germany for a total cash consideration of US$255,000 equivalent to Ps.5,355,000. JAFRA is a leading global brand in direct sales in the Beauty and Personal Care (B&PC) industry with a strong presence in Mexico and the United States with 443,000 independent leaders and consultants who sell unique products. The JAFRA Acquisition was approved by the Federal Economic Competition Commission (“COFECE”) on March 24, 2022, and consummated on April 7, 2022. The funds necessary to pay the purchase price under the JAFRA Acquisition were obtained from (i) a long-term syndicated loan of US$225,000, and (ii) US$30,000 from operating cashflow of the Company.

On February 11, 2022, a dividend payment of Ps. 350,000, paid on March 3, 2022, was approved at the Ordinary General Shareholders’ Meeting.

On March 28, 2022, the Ordinary General Assembly of Shareholders of GurúComm, S.A.P.I. approved the retirement of Betterware as a shareholder. Then, 55,514 subscribed and paid shares were reimbursed, and 37,693 subscribed and unpaid shares were canceled. Betterware retired its investment because the business was not growing according to shareholder expectations, and the return on investment would take more years than anticipated. The financial effect that this transaction had at consolidated level was a loss of Ps.14,648.

As of the date of the consolidated and combined financial statements, the Company has repurchased 72,626 shares amounted Ps. 25,321, according to the program approved on September 10, 2021, by the Board, which states that it would be possible to repurchase up to US$ 50,000 until December 31, 2022.